UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stadia Capital, L.L.C.

Address:  780 Third Avenue, 9th Floor
          New York, NY 10022

13F File Number: 28-10363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John A. Rogers
Title:    Chief Financial Officer
Phone:    (212) 872-3900

Signature, Place and Date of Signing:

/s/ John A. Rogers                New York, N.Y.            November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         3

Form 13F Information Table Entry Total:    74

Form 13F Information Table Value Total:    $569,352
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.        28-10840      Stadia Capital Limited

2.        28-10732      Stadia Capital Partners QP, LP

3.        28-10825      Stadia Capital Associates, LLC

                                                    FORM 13F INFORMATION TABLE
                                                        September 30, 2004
            COL 1                   COL 2        COL 3      COL 4        COL 5            COL 6       COL 7           COL 8
                                                                                                                VOTING AUTHORITY
                                TITLE OF                 VALUE     SHRS OR  SH/ PUT/  INVESTMENT     OTHER
       NAME OF ISSUER           CLASS         CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCERTION     MNGRS  SOLE     SHARED  NONE

99 CENTS ONLY STORESCMN         Common Stock  65440K106   16,345   1148607            Share-defined  1,2,3  1148607     0      0
AC MOORE ARTS & CRAFTS INCCMN   Common Stock  00086T103    3,459    139855            Share-defined  1,2,3   139855     0      0
ADVANCED AUTO PARTS INCCMN      Common Stock  00751Y106    8,447    245548            Share-defined  1,2,3   245548     0      0
ALAMOSA HOLDINGS INCORPORATEDC  Common Stock  011589108    1,528    200000            Share-defined  1,2,3   200000     0      0
ALLEGHENY TECHNOLOGIES INCCMN   Common Stock  01741R102    5,384    295000            Share-defined  1,2,3   295000     0      0
AMER INTL GROUP INCCMN          Common Stock  026874107    8,499    125000            Share-defined  1,2,3   125000     0      0
AMS HEALTH SCIENCES INCCMN      Common Stock  00178W105       75     25000            Share-defined  1,2,3    25000     0      0
ANNTAYLOR STORES CORPORATIONCM  Common Stock  036115103    5,375    229717            Share-defined  1,2,3   229717     0      0
ARTHUR J GALLAGHER & COCMN      Common Stock  363576109    6,626    200000            Share-defined  1,2,3   200000     0      0
ASHLAND INCCMN                  Common Stock  044204105    9,814    175000            Share-defined  1,2,3   175000     0      0
BERKSHIRE HATHAWAY INC CL-A(DE  Common Stock  084670108    8,665       100            Share-defined  1,2,3      100     0      0
BURLINGTON NORTHERN SANTA FECO  Common Stock  12189T104    3,831    100000            Share-defined  1,2,3   100000     0      0
CIRCUIT CITY STORES, INC.CMN    Common Stock  172737108   21,346   1391509            Share-defined  1,2,3  1391509     0      0
CIT GROUP INCCMN                Common Stock  125581108    7,478    200000            Share-defined  1,2,3   200000     0      0
CITIZENS COMMUNICATIONS COCMN   Common Stock  17453B101   16,738   1250000            Share-defined  1,2,3  1250000     0      0
COCA-COLA ENTERPRISES INCCMN    Common Stock  191219104    6,199    328000            Share-defined  1,2,3   328000     0      0
COMPASS BANCSHARES INCCMN       Common Stock  20449H109    5,258    120000            Share-defined  1,2,3   120000     0      0
COSI, INC.CMN                   Common Stock  22122P101    1,129    211057            Share-defined  1,2,3   211057     0      0
COUNTRYWIDE FINANCIAL CORPCMN   Common Stock  222372104   12,802    325000            Share-defined  1,2,3   325000     0      0
CSK AUTO CORPCMN                Common Stock  125965103    8,657    649900            Share-defined  1,2,3   649900     0      0
CVS CORPORATION (DEL)CMN        Common Stock  126650100   10,406    247000            Share-defined  1,2,3   247000     0      0
DESIGN WITHIN REACHCMN          Common Stock  250557105      860     50000            Share-defined  1,2,3    50000     0      0
ENTERGY CORPORATIONCMN          Common Stock  29364G103   16,668    275000            Share-defined  1,2,3   275000     0      0
FAIRMONT HOTELS & RESORTS INC.  Common Stock  305204109   10,139    371122            Share-defined  1,2,3   371122     0      0
FIRST REPUBLIC BANKCMN          Common Stock  336158100    5,520    120000            Share-defined  1,2,3   120000     0      0
FOSSIL INCCMN                   Common Stock  349882100   15,170    490295            Share-defined  1,2,3   490295     0      0
FRONTLINE LTDCMN  ISIN: BMG368  Common Stock  G3682E127    1,180     25000            Share-defined  1,2,3    25000     0      0
GRAFTECH INTERNATIONAL LTDCMN   Common Stock  384313102    6,278    450000            Share-defined  1,2,3   450000     0      0
H.J.HEINZ CO.CMN                Common Stock  423074103    2,954     82000            Share-defined  1,2,3    82000     0      0
HALLIBURTON COMPANYCMN          Common Stock  406216101    2,527     75000            Share-defined  1,2,3    75000     0      0
HILTON HOTELS CORPCMN           Common Stock  432848109   27,877   1479684            Share-defined  1,2,3  1479684     0      0
J. JILL GROUP INCCMN            Common Stock  466189107    9,744    490898            Share-defined  1,2,3   490898     0      0
JOY GLOBAL INCCMN               Common Stock  481165108    1,719     50000            Share-defined  1,2,3    50000     0      0
JPMORGAN CHASE & COCMN          Common Stock  46625H100   13,906    350000            Share-defined  1,2,3   350000     0      0
LAKES ENTERTAINMENT INCCMN      Common Stock  51206P109    2,938    280364            Share-defined  1,2,3   280364     0      0
LIFE TIME FITNESS, INC.CMN      Common Stock  53217R207    3,856    150292            Share-defined  1,2,3   150292     0      0
MAY DEPT.STORES CO.CMN          Common Stock  577778103    4,188    163400            Share-defined  1,2,3   163400     0      0
MBNA CORPORATIONCMN             Common Stock  55262L100    7,560    300000            Share-defined  1,2,3   300000     0      0
MC DONALDS CORPCMN              Common Stock  580135101   11,590    413480            Share-defined  1,2,3   413480     0      0
METRIS COMPANIES INCCMN         Common Stock  591598107    4,890    500000            Share-defined  1,2,3   500000     0      0
MGP INGREDIENTS INCCMN          Common Stock  55302G103    2,424    244359            Share-defined  1,2,3   244359     0      0
NATIONAL-OILWELL, INC.COMMON S  Common Stock  637071101    4,600    140000            Share-defined  1,2,3   140000     0      0
NAUTILUS GROUP, INC (THE)CMN    Common Stock  63910B102   21,090    933600            Share-defined  1,2,3   933600     0      0
NEWALLIANCE BANCSHARES INCCMN   Common Stock  650203102    1,435    100000            Share-defined  1,2,3   100000     0      0
NORTH FORK BANCORPORATION INCC  Common Stock  659424105    5,556    125000            Share-defined  1,2,3   125000     0      0
NOVASTAR FINANCIAL INCCMN       Common Stock  669947400    5,450    125000            Share-defined  1,2,3   125000     0      0
P G & E CORPORATIONCMN          Common Stock  69331C108    6,080    200000            Share-defined  1,2,3   200000     0      0
PEOPLES BANK OF BRIDGEPORT CTC  Common Stock  710198102    6,253    175000            Share-defined  1,2,3   175000     0      0
POLO RALPH LAUREN CORPORATIONC  Common Stock  731572103   20,876    573988            Share-defined  1,2,3   573988     0      0
PPL CORPORATIONCMN              Common Stock  69351T106    6,605    140000            Share-defined  1,2,3   140000     0      0
PRICELINE COM INCCMN            Common Stock  741503403   18,213    821520            Share-defined  1,2,3   821520     0      0
PROSPERITY BANCSHARES INCCMN    Common Stock  743606105    4,008    150000            Share-defined  1,2,3   150000     0      0
PROVIDIAN FINANCIAL CORPCMN     Common Stock  74406A102   21,756   1400000            Share-defined  1,2,3  1400000     0      0
PRUDENTIAL FINANCIAL INCCMN     Common Stock  744320102   12,701    270000            Share-defined  1,2,3   270000     0      0
RARE HOSPITALITY INTERNATIONAL  Common Stock  753820109    2,536     95145            Share-defined  1,2,3    95145     0      0
REGIS CORP.CMN                  Common Stock  758932107    4,300    106923            Share-defined  1,2,3   106923     0      0
RENAISSANCE RE HOLDINGS LTDCMN  Common Stock  G7496G103    7,737    150000            Share-defined  1,2,3   150000     0      0
ROYAL CARIBBEAN CRUISES LTDISI  Common Stock  V7780T103   15,958    365999            Share-defined  1,2,3   365999     0      0
SAPPI LTD SPONS ADRSPONSORED A  ADR           803069202    7,876    550000            Share-defined  1,2,3   550000     0      0
SHUFFLE MASTERCMN               Common Stock  825549108    8,260    220501            Share-defined  1,2,3   220501     0      0
SONIC CORPCMN                   Common Stock  835451105    4,844    189000            Share-defined  1,2,3   189000     0      0
SPECTRASITE, INC.CMN            Common Stock  84761M104    3,488     75000            Share-defined  1,2,3    75000     0      0
TAKE TWO INTERACTIVE SOFTWAREI  Common Stock  874054109    5,749    175000            Share-defined  1,2,3   175000     0      0
TEMPUR-PEDIC INTL INC.CMN       Common Stock  88023U101    1,229     82000            Share-defined  1,2,3    82000     0      0
TOO INCCMN                      Common Stock  890333107    1,355     75000            Share-defined  1,2,3    75000     0      0
TOYS R US INC. (HOLDING CO)CMN  Common Stock  892335100    1,462     82400            Share-defined  1,2,3    82400     0      0
TXU CORPCMN                     Common Stock  873168108    6,230    130000            Share-defined  1,2,3   130000     0      0
ULTRA PETROLEUM CORPCMN         Common Stock  903914109    4,905    100000            Share-defined  1,2,3   100000     0      0
VERIZON COMMUNICATIONSCMN       Common Stock  92343V104    9,845    250000            Share-defined  1,2,3   250000     0      0
WEBSTER FINANCIAL CORPCMN       Common Stock  947890109    9,878    200000            Share-defined  1,2,3   200000     0      0
WESTCORP INC.CMN                Common Stock  957907108    5,528    130000            Share-defined  1,2,3   130000     0      0
WILLIAMS COMPANIES INC. (THE)C  Common Stock  969457100    2,178    180000            Share-defined  1,2,3   180000     0      0
XTO ENERGY CORPCMN              Common Stock  98385X106    1,949     60000            Share-defined  1,2,3    60000     0      0
YELLOW ROADWAY CORPORATIONCMN   Common Stock  985577105    9,378    200000            Share-defined  1,2,3   200000     0      0
                                              total:     569,352

03537.0005 #525642